UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [x ] is a restatement.
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  August 13, 2003

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:          $589071



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             com              88579Y101    19418   281130 SH       SOLE                   201688             79442
Alcoa Inc.                     com              013817101    22879   874584 SH       SOLE                   622406            252178
American International Group   com              026874107    19912   345095 SH       SOLE                   249570             95525
Apache Corp.                   com              037411105    12584   181483 SH       SOLE                   122141             59342
Applied Materials              com              038222105    16836   928624 SH       SOLE                   667721            260903
Bank of New York               com              064057102    16155   554970 SH       SOLE                   388580            166390
BankAmerica Corp.              com              060505104    23978   307250 SH       SOLE                   223790             83460
Bellsouth Corp                 com              079860102    10592   447290 SH       SOLE                   322000            125290
Caterpillar                    com              149123101    20796   302087 SH       SOLE                   218013             84074
Chevron Texaco                 com              166764100    18590   260180 SH       SOLE                   203000             57180
Citigroup                      com              172967101    22200   487810 SH       SOLE                   359435            128375
ConocoPhillips                 com              20825C104    12839   234500 SH       SOLE                   157440             77060
Devon                          com              25179M103    10526   218435 SH       SOLE                   155325             63110
Exxon Mobil Corp               com              30231G102    15465   422530 SH       SOLE                   312270            110260
Federal National Mtg. Assn.    com              313586109    12954   184535 SH       SOLE                   131360             53175
Gannett Co.                    com              364730101    15425   198880 SH       SOLE                   133520             65360
General Electric               com              369604103    15120   507203 SH       SOLE                   360835            146368
Goldman Sachs                  com              38141G104    16498   196640 SH       SOLE                   143360             53280
Hewlett Packard (New)          com              428236103    13137   678582 SH       SOLE                   484764            193818
Intel Corp.                    com              458140100    16004   581550 SH       SOLE                   411385            170165
International Business Machine com              459200101    21141   239346 SH       SOLE                   171961             67385
J P Morgan Chase & Co.         com              46625H100    22179   646050 SH       SOLE                   463145            182905
Kimberly-Clark Corp.           com              494368103    14023   273245 SH       SOLE                   195245             78000
Lehman Brothers                com              524908100    19743   285803 SH       SOLE                   207233             78570
Lowes                          com              548661107    23402   450900 SH       SOLE                   323465            127435
MBNA                           com              55262L100    18070   792522 SH       SOLE                   576170            216352
Pepsico                        com              713448108    11704   255386 SH       SOLE                   183638             71748
Pfizer                         com              717081103    14472   476370 SH       SOLE                   340706            135664
Phelps Dodge Corporation       com              717265102    14382   307311 SH       SOLE                   219793             87518
Target                         com              87612E106    24076   639819 SH       SOLE                   460222            179597
US Bancorp                     com              902973304    13211   550690 SH       SOLE                   377675            173015
Walt Disney Co.                com              254687106    18927   938359 SH       SOLE                   675168            263191
Wellpoint Health Networks      com              94973H108    20427   265005 SH       SOLE                   189440             75565
Wells Fargo & Co.              com              949746101    21406   415645 SH       SOLE                   301745            113900